Notes Payable to Related Parties (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Total		$ 85,599	$ 52,256
Less current maturities			(52,256)
Notes Payable, Related Parties	$ 1,842,332	85,599	55,256
Note payable, due October 2014, with interest at 8%, payable at maturity [Member]
Related Party Transaction [Line Items]
Total		17,000	10,000
Note payable, due April 2014, with interest at 8%, payable at maturity [Member]
Related Party Transaction [Line Items]
Total		47,043	42,256
Note payable, due December 2016, with interest at 12%, payable at maturity [Member]
Related Party Transaction [Line Items]
Total		7,500
Note payable, due December 2016, with interest at 12%, payable at maturity [Member]
Related Party Transaction [Line Items]
Total		$ 14,056